Warrants and Warrant Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Warrants and Warrant Liability [Line Items]
Warrants and Warrant Liability

3. Warrants and Warrant Liability

NextNav issued warrants to purchase 2,603,771 Class A Common Units at $0.01 per unit in January 2020 in connection with the amendment to Financing Agreement (the “Financing Warrants”). 25% of the units underlying the warrants may be repurchased by NextNav for $1 in total upon meeting all of its obligations and termination of all lender commitments under the terms of the Financing Agreement prior to the end of the term. Another 25% of the underlying warrants may be cancelled if NextNav repays 150% of the loan balance under the Financing Agreement. Warrants to purchase 2,135,092 units were issued in January 2020. These units were recorded as a liability with a fair value of $0.2 million at issuance. Warrants to purchase 468,679 units issued in January 2020 are recorded as a capital contribution. Refer to Footnote 9 — Subsequent Events for further detail related to the Financing Warrants upon consummation of the Business Combination.

In June 2021, NextNav entered into an amendment to the warrant agreement (“Vendor Warrants”) with AT&T Services, Inc. and certain of its affiliates (“AT&T”). The amendment provided that the unvested Vendor Warrants due to AT&T will vest upon the earlier of: (i) the achievement of certain milestones, as outlined in the agreement; or (ii) a capital transaction. Prior to the amendment, the vesting condition for the unvested Vendor Warrants were only upon the achievement of certain milestones.

In connection with the consummation of the Business Combination, the vesting condition for the Vendor Warrants was met. Upon vesting, AT&T immediately elected to exchange its Vendor Warrants for a public company warrant in the Shelf. Refer to Footnote 9 — Subsequent Events for further detail.

6. Warrants and Warrant Liability

The Class A warrants issued in connection with the Fortress Financing Agreement were recorded as liabilities. 25% of the Units underlying the warrants may be repurchased by NextNav for $1 in total upon meeting all of its obligations and termination of all lender commitments under the terms of the Fortress Financing Agreement prior to the end of the term. Another 25% of the Units underlying the warrants may be cancelled if NextNav repays 150% of the loan balance under the Fortress Financing Agreement. The Redeemable Preferred warrants issued to AT&T were recorded as a liability.